HOTEL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2022
HOTEL OPERATING COSTS
Schedule Of Hotel Operating Costs

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Rental	118,295,183	235,568,383	224,536,299	32,554,703
Utilities	15,372,385	25,782,913	27,877,272	4,041,825
Personnel cost	46,941,757	82,114,394	74,280,671	10,769,685
Depreciation and amortization	53,850,494	80,575,644	92,797,895	13,454,430
Consumable, food and beverage	43,257,796	69,495,702	41,281,830	5,985,302
Costs of hotel manager of franchised-and-managed hotels	91,664,745	114,779,305	107,852,170	15,637,095
Other costs of franchised-and-managed hotels	22,985,917	26,123,578	14,340,427	2,079,166
Others	9,291,029	16,936,986	11,052,758	1,602,500
Total	401,659,306	651,376,905	594,019,322	86,124,706